Benefit Plans - Components of Net Periodic Benefit Cost (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Benefit Plan
Unamortized net loss	$ 1,150	$ 2,531
Unamortized prior service	(315)	(403)
Accumulated Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net of Tax	$ 835	$ 2,128